Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 427.7	€ 393.1
Restricted cash	25.9	0.1
Cash and cash equivalents	453.6	393.2
Bank overdraft	(0.6)	(10.7)
Cash and cash equivalents per Statement of Cash Flows	€ 453.0	€ 382.5